GMO Alternative Allocation Fund Expense Example - GMO Alternative Allocation Fund	Feb. 28, 2026 USD ($)
Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 293
Expense Example, with Redemption, 3 Years	920
Expense Example, with Redemption, 5 Years	1,572
Expense Example, with Redemption, 10 Years	3,319
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	286
Expense Example, with Redemption, 3 Years	899
Expense Example, with Redemption, 5 Years	1,538
Expense Example, with Redemption, 10 Years	3,254
Class IV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	282
Expense Example, with Redemption, 3 Years	887
Expense Example, with Redemption, 5 Years	1,518
Expense Example, with Redemption, 10 Years	3,216
Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	280
Expense Example, with Redemption, 3 Years	881
Expense Example, with Redemption, 5 Years	1,509
Expense Example, with Redemption, 10 Years	3,197
Class VI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	277
Expense Example, with Redemption, 3 Years	873
Expense Example, with Redemption, 5 Years	1,494
Expense Example, with Redemption, 10 Years	3,168
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	293
Expense Example, with Redemption, 3 Years	920
Expense Example, with Redemption, 5 Years	1,572
Expense Example, with Redemption, 10 Years	3,319
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	305
Expense Example, with Redemption, 3 Years	959
Expense Example, with Redemption, 5 Years	1,638
Expense Example, with Redemption, 10 Years	$ 3,448